Financial Instruments - Fair Value and Financial Risk management (Tables)	12 Months Ended
Jun. 30, 2024
Fair Value Disclosure [Abstract]
Disclosure of Financial Liabilities
The following table shows the carrying amounts and fair values of financial liabilities, including their levels in the fair value hierarchy. It does not include fair value information for financial assets and financial liabilities not measured at fair value.

	June 30,
	2024	2023

	(In thousands of US Dollars)
Warrants liability designated at fair value – Level 1 hierarchy (1)	3,670	—
Nabors Backstop facility designated at fair value – Level 3 hierarchy (2)	6,953	—
Derivative financial instrument designated at fair value associated with EDF Promissory Note – Level 3 hierarchy (3)	561	—
Derivative financial instrument designated at fair value associated with Convertible Notes 3, 4 and 5 and Senior Convertible Notes – Level 3 hierarchy (4)	—	192
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(1)Refer to Note 12. Warrants Liability for key valuation inputs applied to these warrants.
(2)The following table show the valuation technique used in measuring level 3 fair values for financial instruments measured at fair value as well as significant unobservable inputs used:

Type	Valuation technique	Significant unobservable inputs
Nabors Backstop facility designated at fair value – Level 3 hierarchy	Valuation have been determined by Discounted Cashflows	Probability of triggering contingent settlement feature: 0%
Refer to Note 13 – Borrowings and other financial liabilities - (b) Nabors Backstop Agreement for key valuation inputs.
(3)The following table show the valuation technique used in measuring level 3 fair values for financial instruments measured at fair value as well as significant unobservable inputs used:

Type	Valuation technique	Significant unobservable inputs
Derivative financial instrument designated at fair value – Level 3 hierarchy	Derivative valuations have been determined by a Black-Scholes formula adjusted for dilution	Risk free rate: 4.48% Volatility: 70%
A 10% increase in the volatility assumption would result in a change of $0.20 million in fair value of the derivative financial instrument as June 30, 2024 and 2023. A 10% increase in the risk-free rate assumption would not result in a material change in fair value of the derivative financial instrument as of June 30, 2024 and 2023.
(4)The following table shows the valuation technique used in measuring level 3 fair values for derivative financial instruments measured at fair value associated with Convertible Notes 3, 4, and 5 and Senior Convertible Notes as well as significant unobservable inputs used:

Type	Valuation technique	Significant unobservable inputs
Derivative financial instrument designated at fair value – Level 3 hierarchy	Derivative valuations have been determined by a Black-Scholes formula adjusted for dilution	Risk free rate: not applicable Volatility: not applicable

Disclosure of Reconciliation of Level 3 Fair Values
The following table shows a reconciliation from the opening balances to the closing balances for Level 3 fair values.

Movements in derivative financial instruments	(In thousands of US Dollars)
Opening balance as of July 1, 2023	192
Additions – Embedded derivative associated to EDF Promissory Note	5,616
Additions – Embedded derivative associated to Senior Convertible Notes	288
Fair value changes recognised as unrealised loss in profit or loss – Embedded derivative associated with EDF Promissory Note	(4,925)
Fair value changes recognised as realised loss in profit or loss – Embedded derivative associated with Senior Convertible Notes	2,334
Fair value changes recognised as realised loss in profit or loss – Embedded derivative associated with Convertible Notes 3,4 and 5	168,042
Conversion to Issued Capital upon consummation of the Capital Reorganisation - Embedded derivatives associated with Convertible Notes 3,4 and 5 and Senior Convertible Notes	(170,986)
Closing balance as of June 30, 2024	561

Opening balance as of July 1, 2023	32
Fair value changes recognised as unrealised gain in profit or loss	(5)
Closing balance as of June 30, 2024	27

Disclosure Exposure to Foreign Currency Risk	Vast’s exposure to foreign currency risk at the end of the reporting period, expressed in EUR and USD are as follows:

	June 30,
	2024	2023

	(In thousands)
Trade payables
EUR	94	17
USD	62	66

Disclosure of Foreign Exchange Amounts Recgnized in Profit or Loss
During the year, the following foreign exchange related amounts were recognised in profit or loss:

	Twelve Months Ended June 30,
	2024	2023	2022

	(In thousands of US Dollars)
Amounts recognised in profit or loss
Unrealised Currency Gain/(Loss)	3	1	(1)
Realised Currency (Loss)/Gains	(200)	14	2
	(197)	15	1

Disclosure of Financial Risk Management

	As of June 30, 2024
	(In thousands of US Dollars)
	Carrying amount	Total contractual cash flows	2 months or less	3 – 36 months	Beyond 36 months
Promissory Note - EDF	(5,869)	10,928	—	—	(10,928)
Backstop Agreement - Nabors	(6,953)	6,953	—	(6,953)	—
Deferred consideration	(959)	994	—	(994)	—
Trade Payables	(5,157)	5,157	(5,157)	—	—
Warrants liability	(3,670)	3,670		(3,670)	—
Lease liabilities	(433)	578	(20)	(199)	(359)
Total non-derivatives	(23,040)	28,280	(5,177)	(11,816)	(11,287)

	As of June 30, 2023
	(In thousands of US Dollars)
	Carrying amount	Total contractual cash flows	2 months or less	3 – 36 months	Beyond 36 months
Convertible notes	(21,415)	21,708	—	(21,708)	—
Loan from shareholder	(5,531)	5,704	—	(5,704)	—
Deferred consideration	(955)	995	—	(995)	—
Trade Payables	(5,622)	5,622	(5,622)	—	—
Lease liabilities	(54)	57	(7)	(50)	—
Total non-derivatives	(33,577)	34,086	(5,629)	(28,457)	—
Derivative financial instruments	(192)	192	—	(192)	—

Disclosure of Maturity Analysis for Derivative Financial Liabilities

	As of June 30, 2024
	(In thousands of US Dollars)
	Carrying amount	Total contractual cash flows	2 months or less	3 – 36 months	Beyond 36 months
Promissory Note - EDF	(5,869)	10,928	—	—	(10,928)
Backstop Agreement - Nabors	(6,953)	6,953	—	(6,953)	—
Deferred consideration	(959)	994	—	(994)	—
Trade Payables	(5,157)	5,157	(5,157)	—	—
Warrants liability	(3,670)	3,670		(3,670)	—
Lease liabilities	(433)	578	(20)	(199)	(359)
Total non-derivatives	(23,040)	28,280	(5,177)	(11,816)	(11,287)

	As of June 30, 2023
	(In thousands of US Dollars)
	Carrying amount	Total contractual cash flows	2 months or less	3 – 36 months	Beyond 36 months
Convertible notes	(21,415)	21,708	—	(21,708)	—
Loan from shareholder	(5,531)	5,704	—	(5,704)	—
Deferred consideration	(955)	995	—	(995)	—
Trade Payables	(5,622)	5,622	(5,622)	—	—
Lease liabilities	(54)	57	(7)	(50)	—
Total non-derivatives	(33,577)	34,086	(5,629)	(28,457)	—
Derivative financial instruments	(192)	192	—	(192)	—

Disclosure of Maturity Analysis for Non-Derivative Financial Liabilities

	As of June 30, 2024
	(In thousands of US Dollars)
	Carrying amount	Total contractual cash flows	2 months or less	3 – 36 months	Beyond 36 months
Promissory Note - EDF	(5,869)	10,928	—	—	(10,928)
Backstop Agreement - Nabors	(6,953)	6,953	—	(6,953)	—
Deferred consideration	(959)	994	—	(994)	—
Trade Payables	(5,157)	5,157	(5,157)	—	—
Warrants liability	(3,670)	3,670		(3,670)	—
Lease liabilities	(433)	578	(20)	(199)	(359)
Total non-derivatives	(23,040)	28,280	(5,177)	(11,816)	(11,287)

	As of June 30, 2023
	(In thousands of US Dollars)
	Carrying amount	Total contractual cash flows	2 months or less	3 – 36 months	Beyond 36 months
Convertible notes	(21,415)	21,708	—	(21,708)	—
Loan from shareholder	(5,531)	5,704	—	(5,704)	—
Deferred consideration	(955)	995	—	(995)	—
Trade Payables	(5,622)	5,622	(5,622)	—	—
Lease liabilities	(54)	57	(7)	(50)	—
Total non-derivatives	(33,577)	34,086	(5,629)	(28,457)	—
Derivative financial instruments	(192)	192	—	(192)	—